Offerings - Offering: 1	Nov. 15, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered	1,616,900
Maximum Aggregate Offering Price	$ 32,190,813.12
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,928.41
Rule 457(f)	true
Amount of Securities Received | shares	674,012
Value of Securities Received, Per Share	47.76
Value of Securities Received	$ 32,190,813.12
Fee Note MAOP	$ 32,190,813.12
Offering Note
(1)
Represents the estimated maximum number of shares of Byline Bancorp, Inc. (“Byline”) common stock to be issued upon completion of Byline’s acquisition of First Security Bancorp, Inc. (“First Security”) as described in the proxy statement/prospectus contained herein.
(2)
The maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee and has been calculated in accordance with Rule 457(f)(2) of the Securities Act of 1933 (as amended, the “Securities Act”) as follows: the product of (A) $47.76, the book value per share of First Security common stock as of October 31, 2024 and (B) 674,012, the estimated maximum number of shares of First Security common stock to be exchanged in the merger.